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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05685

Williamsburg Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246

(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP             One Post Office Square           Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:     March 31, 2013

Date of reporting period:    June 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Consumer Discretionary - 13.3%
Amazon.com, Inc. (a)	14,733	$3,364,281
CarMax, Inc. (a)	145,122	3,764,465
Lowe's Companies, Inc.	153,716	4,371,683
McDonald's Corporation	29,076	2,574,098
News Corporation - Class A	125,841	2,804,996
Starwood Hotels & Resorts Worldwide, Inc.	52,613	2,790,593
Walt Disney Company (The)	69,238	3,358,043
		23,028,159
Consumer Staples - 12.0%
Anheuser-Busch InBev SA/NV - ADR	34,245	2,727,614
Dr. Pepper Snapple Group, Inc.	64,100	2,804,375
J.M. Smucker Company (The)	47,947	3,620,957
Nestle SA - ADR	39,018	2,330,935
PepsiCo, Inc.	46,101	3,257,497
Procter & Gamble Company (The)	37,814	2,316,108
Wal-Mart Stores, Inc.	53,372	3,721,096
		20,778,582
Energy - 9.0%
Chevron Corporation	35,547	3,750,208
Exxon Mobil Corporation	53,382	4,567,898
National Oilwell Varco, Inc.	32,395	2,087,534
Occidental Petroleum Corporation	28,296	2,426,948
Schlumberger Ltd.	41,383	2,686,171
		15,518,759
Financials - 19.9%
American Tower Corporation	63,346	4,428,519
Bank of America Corporation	142,096	1,162,345
Berkshire Hathaway, Inc. - Class B (a)	51,126	4,260,330
Brookfield Asset Management, Inc. - Class A	144,424	4,780,434
Capital One Financial Corporation	68,407	3,739,127
Charles Schwab Corporation (The)	185,376	2,396,912
JPMorgan Chase & Company	68,028	2,430,640
Markel Corporation (a)	9,128	4,031,838
T. Rowe Price Group, Inc.	44,511	2,802,412
Wells Fargo & Company	129,994	4,346,999
		34,379,556
Health Care - 7.5%
Johnson & Johnson	60,938	4,116,971
Laboratory Corporation of America Holdings (a)	29,917	2,770,614

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Novo Nordisk A/S - ADR	20,050	$2,914,067
WellPoint, Inc.	49,485	3,156,648
		12,958,300
Industrials - 8.2%
Danaher Corporation	67,792	3,530,607
Illinois Tool Works, Inc.	44,174	2,336,363
Stanley Black & Decker, Inc.	38,768	2,495,108
Union Pacific Corporation	22,405	2,673,141
United Technologies Corporation	40,819	3,083,059
		14,118,278
Information Technology - 21.7%
Accenture plc - Class A	54,399	3,268,836
Apple, Inc. (a)	9,394	5,486,096
Automatic Data Processing, Inc.	48,265	2,686,430
Check Point Software Technologies Ltd. (a)	52,510	2,603,971
Fiserv, Inc. (a)	52,408	3,784,906
Google, Inc. - Class A (a)	4,279	2,482,119
Intel Corporation	107,647	2,868,793
International Business Machines Corporation	21,152	4,136,908
Microsoft Corporation	101,853	3,115,683
QUALCOMM, Inc.	70,070	3,901,498
Visa, Inc. - Class A	25,788	3,188,170
		37,523,410
Materials - 3.4%
Albemarle Corporation	52,693	3,142,611
Praxair, Inc.	25,291	2,749,890
		5,892,501
Telecommunication Services - 1.7%
Millicom International Cellular S.A.	31,260	2,935,939

Total Common Stocks (Cost $127,833,987)		$167,133,484

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $7,892,133)	7,892,133	$7,892,133

Total Investments at Value - 101.3% (Cost $135,726,120)		$175,025,617

Liabilities in Excess of Other Assets - (1.3%)		(2,272,014)

Net Assets - 100.0%		$172,753,603

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Consumer Discretionary - 6.0%
Cracker Barrel Old Country Store, Inc.	24,385	$1,531,378
Home Depot, Inc. (The)	41,375	2,192,461
McDonald's Corporation	18,265	1,617,001
VF Corporation	10,740	1,433,253
		6,774,093
Consumer Staples - 19.2%
Altria Group, Inc.	53,511	1,848,805
Anheuser-Busch InBev SA/NV - ADR	34,970	2,785,360
Coca-Cola Company (The)	32,105	2,510,290
Diageo plc - ADR	24,585	2,533,976
Dr. Pepper Snapple Group, Inc.	39,982	1,749,213
H.J. Heinz Company	26,970	1,466,629
PepsiCo, Inc.	33,815	2,389,368
Philip Morris International, Inc.	26,655	2,325,915
Procter & Gamble Company (The)	26,495	1,622,819
Wal-Mart Stores, Inc.	36,677	2,557,120
		21,789,495
Energy - 10.4%
BP plc - ADR	41,335	1,675,721
Chevron Corporation	23,906	2,522,083
Marathon Petroleum Corporation	57,045	2,562,461
Royal Dutch Shell plc - Class B - ADR	40,735	2,848,598
Teekay Shipping Corporation	73,310	2,146,517
		11,755,380
Financials - 20.7%
Federated Investors, Inc. - Class B	85,287	1,863,521
Fidelity National Financial, Inc. - Class A	156,135	3,007,160
JPMorgan Chase & Company	60,620	2,165,953
Plum Creek Timber Company, Inc.	54,415	2,160,275
Sun Communities, Inc.	65,423	2,894,314
SunTrust Banks, Inc.	82,455	1,997,885
Travelers Companies, Inc. (The)	41,685	2,661,170
W.P. Carey & Company LLC	24,740	1,138,782
Wells Fargo & Company	88,061	2,944,760
Weyerhaeuser Company	118,139	2,641,588
		23,475,408
Health Care - 9.5%
Abbott Laboratories	28,440	1,833,527
GlaxoSmithKline plc - ADR	58,610	2,670,858

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.3% (Continued)	Shares	Value
Health Care - 9.5% (Continued)
Johnson & Johnson	32,100	$2,168,676
Merck & Company, Inc.	48,250	2,014,437
WellPoint, Inc.	32,815	2,093,269
		10,780,767
Industrials - 12.2%
3M Company	21,280	1,906,688
Eaton Corporation	43,990	1,743,324
General Electric Company	105,485	2,198,307
Illinois Tool Works, Inc.	28,440	1,504,192
Norfolk Southern Corporation	30,630	2,198,315
Raytheon Company	39,260	2,221,723
Watsco, Inc.	27,965	2,063,817
		13,836,366
Information Technology - 6.0%
Automatic Data Processing, Inc.	39,625	2,205,528
Intel Corporation	89,340	2,380,911
Microsoft Corporation	72,470	2,216,857
		6,803,296
Materials - 3.6%
Dow Chemical Company (The)	66,865	2,106,247
E.I. du Pont de Nemours and Company	38,545	1,949,221
		4,055,468
Telecommunication Services - 1.9%
Vodafone Group plc - ADR	78,440	2,210,439

Utilities - 2.8%
Dominion Resources, Inc.	28,600	1,544,400
Southern Company (The)	34,090	1,578,367
		3,122,767

Total Common Stocks (Cost $94,156,968)		$104,603,479

EXCHANGE-TRADED FUNDS - 2.5%	Shares	Value
SPDR EURO STOXX 50 ETF (Cost $3,028,561)	99,845	$2,817,626

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 1.7%	Shares	Value
Tortoise Energy Infrastructure Corporation (Cost $1,905,291)	48,450	$1,933,155

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (a) (Cost $3,042,376)	3,042,376	$3,042,376

Total Investments at Value - 99.2% (Cost $102,133,196)		$112,396,636

Other Assets in Excess of Liabilities - 0.8%		874,973

Net Assets - 100.0%		$113,271,609

ADR	- American Depositary Receipt.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Consumer Discretionary - 20.3%
Brookfield Residential Properties, Inc. (a)	85,740	$934,566
CarMax, Inc. (a)	100,490	2,606,711
Hanesbrands, Inc. (a)	45,870	1,271,975
International Game Technology	74,890	1,179,517
Lamar Advertising Company - Class A (a)	61,355	1,754,753
O'Reilly Automotive, Inc. (a)	30,580	2,561,687
Penn National Gaming, Inc. (a)	53,185	2,371,519
		12,680,728
Consumer Staples - 5.1%
Church & Dwight Company, Inc.	24,765	1,373,715
J.M. Smucker Company (The)	23,875	1,803,040
		3,176,755
Financials - 29.8%
American Tower Corporation	30,200	2,111,282
Aon plc	25,800	1,206,924
Brookfield Asset Management, Inc. - Class A	65,495	2,167,884
Capital One Financial Corporation	45,151	2,467,954
Fidelity National Financial, Inc. - Class A	90,030	1,733,978
Markel Corporation (a)	6,900	3,047,730
Safety Insurance Group, Inc.	37,490	1,523,594
Sun Communities, Inc.	44,305	1,960,053
SunTrust Banks, Inc.	98,320	2,382,293
		18,601,692
Health Care - 3.7%
Henry Schein, Inc. (a)	16,890	1,325,696
Laboratory Corporation of America Holdings (a)	10,975	1,016,395
		2,342,091
Industrials - 14.0%
Acacia Research Corporation (a)	41,530	1,546,577
Babcock & Wilcox Company (a)	42,224	1,034,488
Colfax Corporation (a)	67,205	1,852,842
Delta Air Lines, Inc. (a)	114,750	1,256,513
Rockwell Collins, Inc.	23,055	1,137,764
Watsco, Inc.	25,845	1,907,361
		8,735,545
Information Technology - 10.6%
Check Point Software Technologies Ltd. (a)	23,740	1,177,266
Fiserv, Inc. (a)	22,640	1,635,061
Intuit, Inc.	27,845	1,652,601

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
NCR Corporation (a)	93,506	$2,125,391
		6,590,319
Materials - 4.4%
Albemarle Corporation	27,885	1,663,061
NewMarket Corporation	5,079	1,100,112
		2,763,173
Telecommunication Services - 3.0%
Millicom International Cellular S.A.	20,095	1,887,322

Utilities - 1.9%
ITC Holdings Corporation	17,015	1,172,504

Total Common Stocks (Cost $53,072,294)		$57,950,129

MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $1,545,790)	1,545,790	$1,545,790

Total Investments at Value - 95.3% (Cost $54,618,084)		$59,495,919

Other Assets in Excess of Liabilities - 4.7%		2,933,485

Net Assets - 100.0%		$62,429,404

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2012 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012 by security type:

	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$167,133,484	$-	$-	$167,133,484
Money Market Funds	7,892,133	-	-	7,892,133
Total	$175,025,617	$-	$-	$175,025,617

Davenport Value & Income Fund:
Common Stocks	$104,603,479	$-	$-	$104,603,479
Exchange-Traded Funds	2,817,626	-	-	2,817,626
Closed-End Funds	1,933,155	-	-	1,933,155
Money Market Funds	3,042,376	-	-	3,042,376
Total	$112,396,636	$-	$-	$112,396,636

Davenport Equity Opportunities Fund:
Common Stocks	$57,950,129	$-	$-	$57,950,129
Money Market Funds	1,545,790	-	-	1,545,790
Total	$59,495,919	$-	$-	$59,495,919

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by sector type.  During the quarter ended June 30, 2012, the Funds did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Funds as of June 30, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2012:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$136,062,287	$102,133,196	$54,641,849

Gross unrealized appreciation	$41,583,006	$11,594,922	$6,515,830
Gross unrealized depreciation	(2,619,676)	(1,331,482)	(1,661,760)

Net unrealized appreciation	$38,963,330	$10,263,440	$4,854,070

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost for Davenport Core Fund and Davenport Equity Opportunities Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of June 30, 2012, Davenport Equity Opportunities Fund had 29.8% of the value of its net assets invested in stocks within the Financials sector. From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Consumer Discretionary - 7.4%
Best Buy Company, Inc.	17,000	$356,320
H&R Block, Inc.	35,000	559,300
Kohl's Corporation	9,000	409,410
Staples, Inc.	23,600	307,980
		1,633,010
Consumer Staples - 15.6%
Avon Products, Inc.	20,000	324,200
Coca-Cola Company (The) (a)	2,500	195,475
Conagra Foods, Inc.	16,000	414,880
Kimberly-Clark Corporation (a)	7,000	586,390
Kraft Foods, Inc. - Class A	3,000	115,860
PepsiCo, Inc.	8,800	621,808
Procter & Gamble Company (The)	9,100	557,375
SUPERVALU, Inc.	52,000	269,360
Sysco Corporation	12,000	357,720
		3,443,068
Energy - 10.1%
Chevron Corporation	6,700	706,850
ConocoPhillips	12,200	681,736
Phillips 66	4,850	161,214
Royal Dutch Shell plc - Class A - ADR	10,000	674,300
		2,224,100
Financials - 13.9%
Bank of America Corporation	15,000	122,700
Bank of Hawaii Corporation (a)	3,000	137,850
Bank of New York Mellon Corporation (The)	20,000	439,000
BB&T Corporation (a)	10,000	308,500
JPMorgan Chase & Company	25,000	893,250
Lincoln National Corporation	6,000	131,220
Manulife Financial Corporation	22,000	239,580
MetLife, Inc.	6,000	185,100
Travelers Companies, Inc. (The) (a)	9,501	606,544
		3,063,744
Health Care - 9.9%
Eli Lilly & Company (a)	8,500	364,735
Johnson & Johnson	10,400	702,624
Merck & Company, Inc.	13,000	542,750
Pfizer, Inc.	25,000	575,000
		2,185,109

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.0% (Continued)	Shares	Value
Industrials - 15.8%
3M Company	7,000	$627,200
Avery Dennison Corporation	20,000	546,800
Emerson Electric Company	7,800	363,324
General Electric Company	23,000	479,320
Koninklijke Philips Electronics N.V. - ADR	23,175	455,852
Lockheed Martin Corporation (a)	7,900	687,932
R.R. Donnelley & Sons Company	26,000	306,020
		3,466,448
Information Technology - 9.4%
Applied Materials, Inc.	30,000	343,800
Computer Sciences Corporation	20,000	496,400
Hewlett-Packard Company	20,000	402,200
Intel Corporation	4,000	106,600
Microsoft Corporation (a)	21,500	657,685
Nokia Corporation - ADR	30,500	63,135
		2,069,820
Materials - 4.3%
Bemis Company, Inc.	5,000	156,700
Nucor Corporation	11,000	416,900
Sealed Air Corporation	23,700	365,928
		939,528
Telecommunication Services - 2.1%
AT&T, Inc.	13,000	463,580

Utilities - 5.5%
American Electric Power Company, Inc.	10,000	399,000
FirstEnergy Corporation	8,000	393,520
PPL Corporation	15,300	425,493
		1,218,013

Total Common Stocks (Cost $19,586,079)		$20,706,420

MONEY MARKET FUNDS - 4.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $1,020,400)	1,020,400	$1,020,400

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS - 2.0%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 06/29/2012, due 07/02/2012, repurchase proceeds: $445,206 (Cost $445,206) (c)	$445,206	$445,206

Total Investments at Value - 100.6% (Cost $21,051,685)		$22,172,026

Liabilities in Excess of Other Assets - (0.6%)		(137,293)

Net Assets - 100.0%		$22,034,733

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.
(c)	Repurchase agreement is fully collateralized by $425,169 FG #G11440, 4.00%, due 08/01/2018. The aggregate market value of the collateral at June 30, 2012 was $454,144.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2012 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Bank of Hawaii Corporation,
10/20/2012 at $50	30	$1,800	$5,759
BB&T Corporation,
01/19/2013 at $34	30	2,550	4,859
Coca-Cola Company (The),
11/17/2012 at $78	25	6,625	3,325
Eli Lilly & Company,
10/20/2012 at $45	85	11,985	12,833
Kimberly-Clark Corporation,
01/19/2013 at $83	70	22,400	12,039
Lockheed Martin Corporation,
01/19/2013 at $88	40	14,400	13,079
Microsoft Corporation,
01/19/2013 at $35	68	3,332	9,655
Travelers Companies, Inc. (The),
01/19/2013 at $65	40	11,600	10,479
		$74,692	$72,028

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 81.5%	Shares	Value
Consumer Discretionary - 7.8%
H&R Block, Inc.	35,000	$559,300
KB Home (a)	30,950	303,310
Kohl's Corporation	9,500	432,155
Macy's, Inc. (a)	18,000	618,300
McGraw-Hill Companies, Inc. (The)	11,000	495,000
Staples, Inc.	19,000	247,950
		2,656,015
Consumer Staples - 8.7%
Avon Products, Inc.	24,000	389,040
CVS Caremark Corporation (a)	15,000	700,950
Kimberly-Clark Corporation (a)	6,000	502,620
PepsiCo, Inc.	4,200	296,772
SUPERVALU, Inc.	54,000	279,720
Walgreen Company	7,000	207,060
Wal-Mart Stores, Inc.	8,500	592,620
		2,968,782
Energy - 9.7%
Baker Hughes, Inc.	11,000	452,100
Chevron Corporation	5,000	527,500
ConocoPhillips	12,500	698,500
Devon Energy Corporation	13,000	753,870
Phillips 66	6,250	207,750
Royal Dutch Shell plc - Class A - ADR	10,000	674,300
		3,314,020
Financials - 14.3%
Bank of America Corporation	69,000	564,420
Bank of New York Mellon Corporation (The)	25,000	548,750
Comerica, Inc.	18,000	552,780
JPMorgan Chase & Company	30,000	1,071,900
Lincoln National Corporation	25,000	546,750
Manulife Financial Corporation	24,000	261,360
MetLife, Inc.	20,000	617,000
Travelers Companies, Inc. (The) (a)	11,000	702,240
		4,865,200
Health Care - 6.4%
Johnson & Johnson	14,000	945,840
Merck & Company, Inc.	14,000	584,500
Pfizer, Inc.	28,000	644,000
		2,174,340

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.5% (Continued)	Shares	Value
Industrials - 12.2%
Avery Dennison Corporation	18,000	$492,120
FedEx Corporation (a)	6,400	586,304
General Electric Company	17,000	354,280
Ingersoll-Rand plc (a)	15,000	632,700
Koninklijke Philips Electronics N.V. - ADR	31,603	621,631
Lockheed Martin Corporation (a)	8,400	731,472
Masco Corporation (a)	12,500	173,375
Northrop Grumman Corporation	5,000	318,950
R.R. Donnelley & Sons Company	20,000	235,400
		4,146,232
Information Technology - 11.9%
Cisco Systems, Inc.	45,000	772,650
Computer Sciences Corporation	23,000	570,860
Dell, Inc. (b)	35,000	438,200
Flextronics International Ltd. (b)	35,000	217,000
Hewlett-Packard Company	29,000	583,190
Microsoft Corporation (a)	29,000	887,110
Western Union Company (The)	35,000	589,400
		4,058,410
Materials - 6.6%
E.I. du Pont de Nemours and Company (a)	18,000	910,260
Martin Marietta Materials, Inc.	5,000	394,100
Nucor Corporation	8,000	303,200
Sealed Air Corporation	40,000	617,600
		2,225,160
Utilities - 3.9%
American Electric Power Company, Inc.	14,000	558,600
Duke Energy Corporation	16,000	368,960
PPL Corporation	14,000	389,340
		1,316,900

Total Common Stocks (Cost $24,468,171)		$27,725,059

PREFERRED STOCKS - 1.6%	Shares	Value
BB&T Capital Trust VII (Cost $550,000)	22,000	$559,240

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 14.7%	Par Value	Value
Consumer Discretionary - 2.2%
Anheuser-Busch InBev SA/NV, 3.00%, due 10/15/2012	$750,000	$755,076

Financials - 6.2%
American Express Company, 4.875%, due 07/15/2013	750,000	779,950
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	807,669
Prudential Financial, Inc., 3.00%, due 05/12/2016	500,000	514,298
		2,101,917
Industrials - 3.9%
Eaton Corporation, 5.95%, due 03/20/2014	750,000	811,165
Equifax, Inc., 4.45%, due 12/01/2014	500,000	528,187
		1,339,352
Information Technology - 2.4%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	811,006

Total Corporate Bonds (Cost $4,866,207)		$5,007,351

MONEY MARKET FUNDS - 4.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $1,363,901)	1,363,901	$1,363,901

Total Investments at Value - 101.8% (Cost $31,248,279)		$34,655,551

Liabilities in Excess of Other Assets - (1.8%)		(625,729)

Net Assets - 100.0%		$34,029,822

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2012 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
CVS Caremark Corporation,
08/18/2012 at $45	60	$14,700	$12,239
E.I. du Pont de Nemours and Company,
10/20/2012 at $55	90	4,860	23,218
FedEx Corporation,
01/19/2013 at $105	28	5,264	14,755
Ingersoll-Rand plc,
09/22/2012 at $44	40	6,000	8,801
01/19/2013 at $50	15	1,800	3,752
KB Home,
01/19/2013 at $10	100	14,500	12,598
Kimberly-Clark Corporation,
01/19/2013 at $83	30	9,600	5,310
Lockheed Martin Corporation,
01/19/2013 at $88	40	14,400	13,079
Macys, Inc.,
08/18/2012 at $37	90	5,580	23,999
11/17/2012 at $40	90	7,380	22,678
Masco Corporation,
01/19/2013 at $15	60	7,500	5,819
Microsoft Corporation,
10/20/2012 at $31	70	8,400	8,578
Travelers Companies, Inc. (The),
01/19/2013 at $65	40	11,600	10,519
		$111,584	$165,345

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2012 (Unaudited)

1.	Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund  (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, Repurchase Agreements held by FBP Equity & Dividend Plus Fund and Corporate Bonds held by FBP Appreciation & Income Opportunities Fund are classified as Level 2 since values for the underlying collateral for the Repurchase Agreements and the values for the Corporate Bonds are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2012 by security type:

FBP Equity & Dividend Plus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$20,706,420	$-	$-	$20,706,420
Money Market Funds	1,020,400	-	-	1,020,400
Repurchase Agreements	-	445,206	-	445,206
Covered Call Options	(74,692)	-	-	(74,692)
Total	$21,652,128	$445,206	$-	$22,097,334

FBP Appreciation & Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$27,725,059	$-	$-	$27,725,059
Preferred Stocks	559,240	-	-	559,240
Corporate Bonds	-	5,007,351	-	5,007,351
Money Market Funds	1,363,901	-	-	1,363,901
Covered Call Options	(111,584)	-	-	(111,584)
Total	$29,536,616	$5,007,351	$-	$34,543,967

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended June 30, 2012, the Funds did not have any  transfers in and out of any Level.  There were no Level 3 securities held in the Funds as of June 30, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2012:

		FBP
	FBP	Appreciation
	Equity &	& Income
	Dividend Plus	Opportunities
	Fund	Fund

Cost of portfolio investments and written option contracts	$20,979,657	$31,146,801

Gross unrealized appreciation	$3,110,630	$6,909,266
Gross unrealized depreciation	(1,992,953)	(3,512,100)

Net unrealized appreciation	$1,117,677	$3,397,166

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for FBP Appreciation & Income Opportunities Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 87.0%	Shares	Value
Consumer Discretionary - 8.4%
Comcast Corporation - Class A	20,000	$639,400
Darden Restaurants, Inc.	5,000	253,150
DIRECTV - Class A (a)	6,000	292,920
Home Depot, Inc. (The)	17,500	927,325
Johnson Controls, Inc.	18,600	515,406
McDonald's Corporation	7,000	619,710
NIKE, Inc. - Class B	6,000	526,680
Tractor Supply Company	7,000	581,420
Urban Outfitters, Inc. (a)	6,000	165,540
Walt Disney Company (The)	30,000	1,455,000
		5,976,551
Consumer Staples - 12.7%
Altria Group, Inc.	33,000	1,140,150
Anheuser-Busch InBev SA/NV - ADR	10,500	836,325
Coca-Cola Company (The)	10,000	781,900
Kraft Foods, Inc. - Class A	22,836	881,926
McCormick & Company, Inc. - Non-Voting Shares	10,000	606,500
Mead Johnson Nutrition Company	14,000	1,127,140
Philip Morris International, Inc.	24,100	2,102,966
Procter & Gamble Company (The)	10,000	612,500
Whole Foods Market, Inc.	9,500	905,540
		8,994,947
Energy - 7.3%
Apache Corporation	2,489	218,758
BP plc - ADR	14,000	567,560
Chevron Corporation	10,000	1,055,000
ConocoPhillips	24,500	1,369,060
Phillips 66	12,250	407,190
Pioneer Natural Resources Company	8,000	705,680
Plains Exploration & Production Company (a)	6,000	211,080
TransCanada Corporation	16,000	670,400
		5,204,728
Financials - 7.7%
Aflac, Inc.	13,700	583,483
American Capital Ltd. (a)	9,990	100,599
Brookfield Asset Management, Inc. - Class A	19,000	628,900
Colonial Properties Trust	75,000	1,660,500
JPMorgan Chase & Company	21,000	750,330

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.0% (Continued)	Shares	Value
Financials - 7.7% (Continued)
Plum Creek Timber Company, Inc.	15,000	$595,500
Protective Life Corporation	17,000	499,970
U.S. Bancorp	21,000	675,360
		5,494,642
Health Care - 13.2%
Alexion Pharmaceuticals, Inc. (a)	12,000	1,191,600
Cardinal Health, Inc.	13,315	559,230
CareFusion Corporation (a)	6,000	154,080
Cerner Corporation (a)	13,000	1,074,580
Computer Programs & Systems, Inc.	15,100	864,022
Elan Corporation plc - ADR (a)	6,500	94,835
Fresenius Medical Care AG & Company KGaA - ADR	6,000	423,540
Gilead Sciences, Inc. (a)	5,000	256,400
Questcor Pharmaceuticals, Inc. (a)	19,000	1,011,560
Regeneron Pharmaceuticals, Inc. (a)	2,300	262,706
Shire plc - ADR	9,000	777,510
SXC Health Solutions Corporation (a)	6,000	595,260
Techne Corporation	10,000	742,000
UnitedHealth Group, Inc.	8,000	468,000
Waters Corporation (a)	11,100	882,117
		9,357,440
Industrials - 8.6%
C.H. Robinson Worldwide, Inc.	3,000	175,590
Caterpillar, Inc.	10,350	878,819
Emerson Electric Company	15,000	698,700
General Dynamics Corporation	15,000	989,400
Ingersoll-Rand plc	10,000	421,800
Manitowoc Company, Inc. (The)	14,000	163,800
Norfolk Southern Corporation	10,000	717,700
Quanta Services, Inc. (a)	15,000	361,050
Stericycle, Inc. (a)	6,000	550,020
United Technologies Corporation	15,500	1,170,715
		6,127,594
Information Technology - 18.0%
Accenture plc - Class A	9,500	570,855
Adobe Systems, Inc. (a)	25,000	809,250
ADTRAN, Inc.	22,000	664,180
Apple, Inc. (a)	7,300	4,263,200
Automatic Data Processing, Inc.	12,400	690,184

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.0% (Continued)	Shares	Value
Information Technology - 18.0% (Continued)
Broadridge Financial Solutions, Inc.	5,000	$106,350
eBay, Inc. (a)	4,000	168,040
EMC Corporation (a)	2,000	51,260
Google, Inc. - Class A (a)	1,000	580,070
International Business Machines Corporation	8,000	1,564,640
MasterCard, Inc. - Class A	3,000	1,290,330
NetApp, Inc. (a)	13,000	413,660
TE Connectivity Ltd.	11,000	351,010
Texas Instruments, Inc.	10,000	286,900
Total System Services, Inc.	5,000	119,650
Visa, Inc. - Class A	7,000	865,410
		12,794,989
Materials - 3.6%
Albemarle Corporation	10,500	626,220
Dow Chemical Company (The)	20,000	630,000
Freeport-McMoRan Copper & Gold, Inc.	12,932	440,593
Praxair, Inc.	8,000	869,840
		2,566,653
Telecommunication Services - 1.9%
Telstra Corporation Ltd. - ADR	30,000	565,500
Verizon Communications, Inc.	17,000	755,480
		1,320,980
Utilities - 5.6%
Alliant Energy Corporation	10,000	455,700
Duke Energy Corporation	65,980	1,521,499
FirstEnergy Corporation	14,000	688,660
Southern Company (The)	16,000	740,800
Wisconsin Energy Corporation	14,000	553,980
		3,960,639

Total Common Stocks (Cost $37,995,751)		$61,799,163

EXCHANGE-TRADED FUNDS - 10.2%	Shares	Value
iShares MSCI South Africa Index Fund	7,000	$447,300
iShares S&P MidCap 400 Index Fund	16,000	1,506,080
Market Vectors Agribusiness ETF	22,000	1,090,760
ProShares Credit Suisse 130/30 ETF	7,000	433,860
Vanguard Mid-Cap ETF	25,400	1,960,880
Vanguard Short-Term Bond ETF	15,000	1,216,950

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 10.2% (Continued)	Shares	Value
WisdomTree Emerging Markets Equity Income Fund	11,000	$569,910
Total Exchange-Traded Funds (Cost $6,470,159)		$7,225,740

EXCHANGE-TRADED NOTES - 2.8%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,843,715)	52,000	$2,015,520

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (a) (Cost $13,600)	800	$8,248

COMMERCIAL PAPER - 1.0%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (c), due 07/02/2012 (Cost $735,000)	$735,000	$735,000

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.08% (d) (Cost $373)	373	$373

Total Investments at Value - 101.0% (Cost $47,058,598)		$71,784,044

Liabilities in Excess of Other Assets - (1.0%)		(718,854)

Net Assets - 100.0%		$71,065,190

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 83.8%	Shares	Value
Consumer Discretionary - 14.0%
BorgWarner, Inc. (a)	2,800	$183,652
Buffalo Wild Wings, Inc. (a)	2,400	207,936
Chico's FAS, Inc.	7,100	105,364
Coach, Inc.	5,825	340,646
Darden Restaurants, Inc.	3,175	160,750
DeVry, Inc.	1,850	57,294
Dollar Tree, Inc. (a)	4,200	225,960
Family Dollar Stores, Inc.	2,800	186,144
Gildan Activewear, Inc. - Class A	7,500	206,400
Guess?, Inc.	7,575	230,053
Hasbro, Inc.	2,525	85,522
ITT Educational Services, Inc. (a)	905	54,979
Jarden Corporation	5,650	237,413
John Wiley & Sons, Inc. - Class A	1,800	88,182
Liberty Global, Inc. - Class A (a)	5,125	254,354
Nordstrom, Inc.	3,900	193,791
O'Reilly Automotive, Inc. (a)	4,775	400,002
Panera Bread Company - Class A (a)	1,100	153,384
PetSmart, Inc.	3,500	238,630
PVH Corporation	4,100	318,939
Ross Stores, Inc.	6,000	374,820
Service Corporation International	15,200	188,024
Tiffany & Company	3,475	184,001
True Religion Apparel, Inc.	8,600	249,228
Urban Outfitters, Inc. (a)	5,600	154,504
Vail Resorts, Inc.	2,700	135,216
VF Corporation	1,175	156,804
		5,371,992
Consumer Staples - 3.8%
Church & Dwight Company, Inc.	10,800	599,076
Green Mountain Coffee Roasters, Inc. (a)	650	14,157
Hormel Foods Corporation	12,000	365,040
J.M. Smucker Company (The)	4,700	354,944
Mead Johnson Nutrition Company	1,000	80,510
Tyson Foods, Inc. - Class A	2,000	37,660
		1,451,387
Energy - 4.4%
Cameron International Corporation (a)	4,010	171,267
Cimarex Energy Company	2,750	151,580

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.8% (Continued)	Shares	Value
Energy - 4.4% (Continued)
Murphy Oil Corporation	3,740	$188,085
Newfield Exploration Company (a)	2,800	82,068
Noble Corporation (a)	5,360	174,361
Overseas Shipholding Group, Inc.	3,600	39,996
Peabody Energy Corporation	4,800	117,696
Pioneer Natural Resources Company	2,680	236,403
Range Resources Corporation	3,500	216,545
Schlumberger Ltd.	3,134	203,428
Valero Energy Corporation	4,950	119,542
		1,700,971
Financials - 14.7%
Alleghany Corporation (a)	765	259,909
American Financial Group, Inc.	8,400	329,532
Annaly Capital Management, Inc.	8,500	142,630
Arch Capital Group Ltd. (a)	7,950	315,535
Arthur J. Gallagher & Company	6,750	236,722
Axis Capital Holdings Ltd.	5,000	162,750
Bank of Hawaii Corporation	6,000	275,700
Berkley (W.R.) Corporation	6,450	251,034
Colonial Properties Trust	30,000	664,200
Cullen/Frost Bankers, Inc.	5,600	321,944
Eaton Vance Corporation	10,250	276,237
Hudson City Bancorp, Inc.	13,000	82,810
IntercontinentalExchange, Inc. (a)	1,850	251,563
Jones Lang LaSalle, Inc.	2,800	197,036
Kemper Corporation	6,200	190,650
Legg Mason, Inc.	3,780	99,679
Liberty Property Trust	4,600	169,464
New York Community Bancorp, Inc.	10,270	128,683
Old Republic International Corporation	16,400	135,956
Potlatch Corporation	6,941	221,696
Rayonier, Inc.	10,500	471,450
SEI Investments Company	10,000	198,900
St. Joe Company (The) (a)	7,000	110,670
Westamerica Bancorporation	3,300	155,727
		5,650,477
Health Care - 9.6%
Alexion Pharmaceuticals, Inc. (a)	2,600	258,180
Almost Family, Inc. (a)	1,000	22,340
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	250,025

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.8% (Continued)	Shares	Value
Health Care - 9.6% (Continued)
C.R. Bard, Inc.	1,000	$107,440
Cantel Medical Corporation	3,000	81,750
Cerner Corporation (a)	4,700	388,502
Charles River Laboratories International, Inc. (a)	3,000	98,280
Chemed Corporation	1,000	60,440
Computer Programs & Systems, Inc.	1,800	102,996
Covance, Inc. (a)	4,000	191,400
Covidien plc	1,500	80,250
Edwards Lifesciences Corporation (a)	2,000	206,600
Ensign Group, Inc. (The)	3,000	84,810
Fresenius Medical Care AG & Company KGaA - ADR	2,200	155,298
Gilead Sciences, Inc. (a)	150	7,692
Hanger, Inc. (a)	4,000	102,560
Henry Schein, Inc. (a)	2,000	156,980
Illumina, Inc. (a)	1,000	40,390
Intuitive Surgical, Inc. (a)	200	110,758
Life Technologies Corporation (a)	2,891	130,066
Myriad Genetics, Inc. (a)	1,000	23,770
PSS World Medical, Inc. (a)	2,000	41,980
ResMed, Inc. (a)	6,000	187,200
Shire plc - ADR	1,500	129,585
Techne Corporation	4,500	333,900
Teleflex, Inc.	3,000	182,730
Waters Corporation (a)	2,000	158,940
		3,694,862
Industrials - 14.2%
Alexander & Baldwin Holdings, Inc.	3,000	159,750
AMETEK, Inc.	10,000	499,100
C.H. Robinson Worldwide, Inc.	5,000	292,650
Deluxe Corporation	5,000	124,700
Donaldson Company, Inc.	12,000	400,440
Expeditors International of Washington, Inc.	6,000	232,500
Fastenal Company	9,950	401,084
Goodrich Corporation	2,500	317,250
Graco, Inc.	6,000	276,480
Jacobs Engineering Group, Inc. (a)	4,475	169,424
Joy Global, Inc.	2,000	113,460
L-3 Communications Holdings, Inc.	3,000	222,030
Manpower, Inc.	4,000	146,600

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.8% (Continued)	Shares	Value
Industrials - 14.2% (Continued)
MSC Industrial Direct Company, Inc. - Class A	5,000	$327,750
Snap-on, Inc.	4,275	266,119
SPX Corporation	5,000	326,600
Stericycle, Inc. (a)	7,500	687,525
Timken Company	4,000	183,160
Waste Connections, Inc.	6,000	179,520
WESCO International, Inc. (a)	1,850	106,467
		5,432,609
Information Technology - 12.3%
ADTRAN, Inc.	6,000	181,140
Advent Software, Inc. (a)	8,000	216,880
Alliance Data Systems Corporation (a)	5,000	675,000
Arrow Electronics, Inc. (a)	8,600	282,166
Cognizant Technology Solutions Corporation - Class A (a)	3,000	180,000
Cree, Inc. (a)	4,820	123,729
DST Systems, Inc.	4,000	217,240
Harris Corporation	6,000	251,100
IAC/InterActiveCorporation	3,000	136,800
Integrated Device Technology, Inc. (a)	10,000	56,200
Jack Henry & Associates, Inc.	9,000	310,680
Lam Research Corporation (a)	6,000	226,440
Linear Technology Corporation	6,000	187,980
Microchip Technology, Inc.	5,000	165,400
National Instruments Corporation	12,000	322,320
NetApp, Inc. (a)	5,000	159,100
Polycom, Inc. (a)	8,000	84,160
Rackspace Hosting, Inc. (a)	4,000	175,760
Rovi Corporation (a)	6,000	117,720
SanDisk Corporation (a)	5,000	182,400
Solera Holdings, Inc.	3,000	125,370
Xilinx, Inc.	7,000	234,990
Zebra Technologies Corporation - Class A (a)	3,000	103,080
		4,715,655
Materials - 6.0%
Airgas, Inc.	4,000	336,040
Albemarle Corporation	8,000	477,120
Ashland, Inc.	3,000	207,930
Cabot Corporation	4,000	162,800
Martin Marietta Materials, Inc.	2,500	197,050

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.8% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Packaging Corporation of America	5,000	$141,200
Scotts Miracle-Gro Company (The) - Class A	4,000	164,480
Sonoco Products Company	5,000	150,750
Steel Dynamics, Inc.	12,000	141,000
Valspar Corporation (The)	6,000	314,940
		2,293,310
Utilities - 4.8%
AGL Resources, Inc.	8,400	325,500
Great Plains Energy, Inc.	9,050	193,761
ONEOK, Inc.	12,000	507,720
Pepco Holdings, Inc.	7,900	154,603
SCANA Corporation	7,530	360,235
Vectren Corporation	10,600	312,912
		1,854,731

Total Common Stocks (Cost $21,933,114)		$32,165,994

EXCHANGE-TRADED FUNDS - 12.9%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund	8,000	$350,480
Guggenheim Mid-Cap Core ETF	5,000	159,500
Guggenheim S&P Midcap 400 Equal Weight ETF	3,000	90,450
iShares Nasdaq Biotechnology Index Fund	2,000	259,910
iShares S&P MidCap 400 Index Fund	14,280	1,344,176
Market Vectors Gold Miners ETF	4,000	179,080
Vanguard Mid-Cap ETF	17,000	1,312,400
Vanguard Short-Term Bond ETF	10,000	811,300
WisdomTree Emerging Markets Equity Income Fund	9,000	466,290
Total Exchange-Traded Funds (Cost $4,398,091)		$4,973,586

EXCHANGE-TRADED NOTES - 2.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $980,004)	27,000	$1,046,520

COMMERCIAL PAPER - 0.7%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (b), due 07/02/2012 (Cost $267,000)	$267,000	$267,000

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0%(c)	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.08% (d) (Cost $509)	509	$509

Total Investments at Value - 100.1% (Cost $27,578,718)		$38,453,609

Liabilities in Excess of Other Assets - (0.1%)		(53,818)

Net Assets - 100.0%		$38,399,791

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.3%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$258,750
5.00%, due 08/15/2018	400,000	435,844
Alabama Special Care Facilities Financing Auth., Birmingham, Rev.,
5.375%, due 11/01/2012, ETM	205,000	205,886
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	300,000	360,753
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	283,290
Alabama State, GO,
5.00%, due 09/01/2015	300,000	301,119
5.00%, due 02/01/2016	575,000	638,526
5.00%, due 09/01/2016	300,000	301,119
5.00%, due 09/01/2017	300,000	308,307
Alabama Water Pollution Control Auth., Rev.,
5.375%, due 08/15/2014	225,000	225,324
Anniston, AL, Waterworks & Sewer Board, Water & Sewer, Rev.,
3.50%, due 06/01/2016	500,000	542,105
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2016	510,000	543,226
Athens, AL, Warrants,
4.00%, due 09/01/2018	300,000	347,754
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	379,389
Auburn, AL, GO, Warrants,
5.00%, due 08/01/2012	225,000	225,952
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	605,350
Auburn, AL, Waterworks Board, Water Revenue,
5.00%, due 09/01/2014	205,000	222,700
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	214,060
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	378,026

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.3% (Continued)	Par Value	Value
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	$445,000	$488,312
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	280,210
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	444,396
Florence, AL, Board of Education, Rev.,
3.00%, due 03/01/2016	500,000	532,120
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	315,885
3.50%, due 06/01/2017	515,000	562,385
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	340,609
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	824,913
4.50%, due 11/01/2019	250,000	271,630
Gadsden, AL, GO, School Warrants,
3.00%, due 08/01/2015	250,000	262,110
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2015	250,000	283,630
Homewood, AL, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	559,230
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	569,634
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	539,820
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	315,519
3.00%, due 12/01/2016	375,000	410,107
Huntsville, AL, GO, Capital Improvement Warrants,
4.00%, due 03/01/2015	550,000	598,637
5.00%, due 11/01/2017,
Prerefunded 11/1/2013 @ 100	300,000	317,962

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.3% (Continued)	Par Value	Value
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	$500,000	$563,325
4.00%, due 09/01/2018	500,000	577,340
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	235,778
Mobile Co., AL, GO, Refunding and Improvement Warrants,
4.50%, due 08/01/2013	100,000	104,513
5.25%, due 08/01/2015	400,000	437,744
Montgomery, AL, GO,
3.00%, due 11/01/2014	500,000	527,610
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	298,650
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	284,939
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	508,093
3.00%, due 06/01/2018	215,000	230,306
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	312,460
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	670,386
Smiths, AL, Water & Sewer Auth., Rev.,
4.00%, due 06/01/2013	200,000	205,448
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	150,127
4.00%, due 08/01/2014	205,000	218,266
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	570,415
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	350,000	361,266
University of Alabama, AL, Birmingham, Series A, Hospital Rev.,
5.00%, due 09/01/2012	180,000	181,278

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 97.3% (Continued)	Par Value	Value
University of Alabama, AL, General Fee Rev.,
4.10%, due 12/01/2013	$240,000	$245,494
University of Alabama, AL, Rev.,
4.00%, due 10/01/2014	500,000	538,790
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	370,131
5.00%, due 07/01/2017	245,000	291,148
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	581,914
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	262,860
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	359,024

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $22,762,470)		$23,781,894

MONEY MARKET FUNDS - 1.8%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.14% (a) (Cost $444,903)	444,903	$444,903

Total Investments at Value - 99.1% (Cost $23,207,373)		$24,226,797

Other Assets in Excess of Liabilities - 0.9%		225,965

Net Assets - 100.0%		$24,452,762

ETM	- Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2012 (Unaudited)

1.	Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Commercial paper held in the Funds is classified as Level 2 since it is valued at amortized cost which approximates the current fair value of the security and is not obtained from a quoted price in an active market.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2012, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$61,799,163	$-	$-	$61,799,163
Exchange-Traded Funds	7,225,740	-	-	7,225,740
Exchange-Traded Notes	2,015,520	-	-	2,015,520
Warrants	8,248	-	-	8,248
Commercial Paper	-	735,000	-	735,000
Money Market Funds	373	-	-	373
Total	$71,049,044	$735,000	$-	$71,784,044

The Government Street Mid-Cap Fund:
Common Stocks	$32,165,994	$-	$-	$32,165,994
Exchange-Traded Funds	4,973,586	-	-	4,973,586
Exchange-Traded Notes	1,046,520	-	-	1,046,520
Commercial Paper	-	267,000	-	267,000
Money Market Funds	509	-	-	509
Total	$38,186,609	$267,000	$-	$38,453,609

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$23,781,894	$-	$23,781,894
Money Market Funds	444,903	-	-	444,903
Total	$444,903	$23,781,894	$-	$24,226,797

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.  As of June 30, 2012, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of June 30, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2012:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$47,058,598	$27,578,718	$23,219,174

Gross unrealized appreciation	$25,643,886	$12,155,233	$1,022,102
Gross unrealized depreciation	(918,440)	(1,280,342)	(14,479)

Net unrealized appreciation	$24,725,446	$10,874,891	$1,007,623

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Concentration of Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 64.0%	Shares	Value
Consumer Discretionary - 8.8%
Comcast Corporation - Class A	8,300	$265,351
Dollar Tree, Inc. (a)	4,500	242,100
Macy's, Inc.	6,800	233,580
McDonald's Corporation	2,000	177,060
TJX Companies, Inc. (The)	6,100	261,873
Viacom, Inc. - Class B	5,000	235,100
Yum! Brands, Inc.	2,900	186,818
		1,601,882
Consumer Staples - 6.1%
CVS Caremark Corporation	5,900	275,707
Kimberly-Clark Corporation	1,500	125,655
PepsiCo, Inc.	4,400	310,904
Sysco Corporation	4,400	131,164
Wal-Mart Stores, Inc.	3,800	264,936
		1,108,366
Energy - 9.6%
Apache Corporation	2,700	237,303
Baker Hughes, Inc.	4,900	201,390
Chevron Corporation	2,400	253,200
Hess Corporation	4,600	199,870
Marathon Oil Corporation	9,100	232,687
Marathon Petroleum Corporation	2,500	112,300
Noble Corporation (a)	7,300	237,469
Royal Dutch Shell PLC - Class A - ADR	3,900	262,977
		1,737,196
Financials - 7.5%
American Express Company	4,600	267,766
Ameriprise Financial, Inc.	4,900	256,074
BB&T Corporation	4,300	132,655
JPMorgan Chase & Company	6,700	239,391
MetLife, Inc.	7,200	222,120
PNC Financial Services Group, Inc.	4,000	244,440
		1,362,446
Health Care - 8.9%
Abbott Laboratories	4,500	290,115
Aetna, Inc.	5,700	220,989
AmerisourceBergen Corporation	8,100	318,735
McKesson Corporation	2,800	262,500
Thermo Fisher Scientific, Inc.	4,800	249,168

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.0% (Continued)	Shares	Value
Health Care - 8.9% (Continued)
UnitedHealth Group, Inc.	4,700	$274,950
		1,616,457
Industrials - 8.0%
Dover Corporation	5,500	294,855
Eaton Corporation	5,500	217,965
General Dynamics Corporation	2,000	131,920
General Electric Company	13,700	285,508
Norfolk Southern Corporation	3,700	265,549
United Technologies Corporation	3,300	249,249
		1,445,046
Information Technology - 15.1%
Apple, Inc. (a)	1,225	715,400
Cisco Systems, Inc.	13,500	231,795
EMC Corporation (a)	10,000	256,300
Google, Inc. - Class A (a)	550	319,039
Intel Corporation	10,000	266,500
International Business Machines Corporation	900	176,022
Microsoft Corporation	8,700	266,133
Oracle Corporation	9,300	276,210
QUALCOMM, Inc.	4,300	239,424
		2,746,823

Total Common Stocks (Cost $8,206,380)		$11,618,216

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $119,320)	9,500	$138,890

U.S. TREASURY OBLIGATIONS - 6.5%	Par Value	Value
U.S. Treasury Notes - 6.5%
4.25%, 11/15/2014	$350,000	$381,992
4.25%, 11/15/2017	400,000	471,750
2.625%, 08/15/2020	175,000	192,596
2.125%, 08/15/2021	120,000	126,131
Total U.S. Treasury Obligations (Cost $1,056,423)		$1,172,469

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.2%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$585,185

CORPORATE BONDS - 12.8%	Par Value	Value
Consumer Discretionary - 0.6%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$113,077

Consumer Staples - 2.6%
General Mills, Inc., 5.70%, due 02/15/2017	150,000	178,178
PepsiCo, Inc., 4.65%, due 02/15/2013	200,000	205,137
Wal-Mart Stores, Inc., 4.25%, due 04/15/2021	75,000	86,498
		469,813
Energy - 0.6%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	116,032

Financials - 5.2%
Aflac, Inc., 2.65%, due 02/15/2017	75,000	76,733
American Express Company, 4.875%, due 07/15/2013	150,000	155,990
BB&T Corporation, 2.15%, due 03/22/2017	60,000	60,953
JPMorgan Chase & Company, 3.40%, due 06/24/2015	110,000	114,082
Morgan Stanley, 5.30%, due 03/01/2013	250,000	254,823
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	160,510
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	127,216
		950,307
Health Care - 2.3%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	176,769

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 12.8% (Continued)	Par Value	Value
Health Care - 2.3% (Continued)
GlaxoSmithKline plc, 5.65%, due 05/15/2018	$200,000	$241,766
		418,535
Information Technology - 0.5%
Cisco Systems, Inc., 4.95%, due 02/15/2019	71,000	83,716

Materials - 0.2%
E.I. du Pont de Nemours and Company, 5.875%, due 01/15/2014	26,000	28,097

Utilities - 0.8%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	148,351

Total Corporate Bonds (Cost $2,170,852)		$2,327,928

MORTGAGE-BACKED SECURITIES - 4.0%	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.2%
Pool #A43942, 5.50%, due 03/01/2036	$77,365	$84,328
Pool #A97047, 4.50%, due 02/01/2041	116,749	125,068
		209,396
Federal National Mortgage Association - 2.7%
Pool #618465, 5.00%, due 12/01/2016	40,728	44,008
Pool #684231, 5.00%, due 01/01/2018	64,695	69,906
Pool #255455, 5.00%, due 10/01/2024	86,611	95,059
Pool #255702, 5.00%, due 05/01/2025	126,132	138,436
Pool #808413, 5.50%, due 01/01/2035	128,099	140,229
		487,638
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	14,703	16,863

Total Mortgage-Backed Securities (Cost $658,890)		$713,897

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 0.6%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$106,619

MONEY MARKET FUNDS - 2.3%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.13% (b) (Cost $418,785)	418,785	$418,785

REPURCHASE AGREEMENTS - 5.9%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 06/29/2012, due 07/02/2012, repurchase proceeds: $1,079,302 (Cost $1,079,301) (c)	$1,079,301	$1,079,301

Total Investments at Value - 100.1% (Cost $14,301,983)		$18,161,290

Liabilities in Excess of Other Assets - (0.1%)		(11,645)

Net Assets - 100.0%		$18,149,645

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.
(c)	Repurchase agreement is fully collateralized by $1,013,463 FG #G01543, 5.00%, due 05/01/2033. The aggregate market value of the collateral at June 30, 2012 was $1,101,010.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 12.9%
Comcast Corporation - Class A	17,700	$565,869
Dollar Tree, Inc. (a)	9,400	505,720
Macy's, Inc.	14,000	480,900
McDonald's Corporation	4,000	354,120
TJX Companies, Inc. (The)	12,600	540,918
Viacom, Inc. - Class B	10,200	479,604
Yum! Brands, Inc.	6,300	405,846
		3,332,977
Consumer Staples - 9.0%
CVS Caremark Corporation	12,000	560,760
Kimberly-Clark Corporation	3,100	259,687
PepsiCo, Inc.	9,500	671,270
Sysco Corporation	8,600	256,366
Wal-Mart Stores, Inc.	8,300	578,676
		2,326,759
Energy - 13.7%
Apache Corporation	5,300	465,817
Baker Hughes, Inc.	10,000	411,000
Chevron Corporation	4,950	522,225
Hess Corporation	9,400	408,430
Marathon Oil Corporation	18,600	475,602
Marathon Petroleum Corporation	5,000	224,600
Noble Corporation (a)	15,200	494,456
Royal Dutch Shell PLC - Class A - ADR	8,000	539,440
		3,541,570
Financials - 10.8%
American Express Company	9,400	547,174
Ameriprise Financial, Inc.	10,100	527,826
BB&T Corporation	8,800	271,480
JPMorgan Chase & Company	14,000	500,220
MetLife, Inc.	15,300	472,005
PNC Financial Services Group, Inc.	8,000	488,880
		2,807,585
Health Care - 12.9%
Abbott Laboratories	9,100	586,677
Aetna, Inc.	11,900	461,363
AmerisourceBergen Corporation	16,400	645,340
McKesson Corporation	6,000	562,500
Thermo Fisher Scientific, Inc.	10,000	519,100

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
UnitedHealth Group, Inc.	9,400	$549,900
		3,324,880
Industrials - 11.5%
Dover Corporation	11,300	605,793
Eaton Corporation	11,300	447,819
General Dynamics Corporation	3,700	244,052
General Electric Company	29,500	614,780
Norfolk Southern Corporation	7,800	559,806
United Technologies Corporation	6,700	506,051
		2,978,301
Information Technology - 21.8%
Apple, Inc. (a)	2,550	1,489,200
Cisco Systems, Inc.	28,000	480,760
EMC Corporation (a)	20,000	512,600
Google, Inc. - Class A (a)	1,100	638,077
Intel Corporation	19,900	530,335
International Business Machines Corporation	2,000	391,160
Microsoft Corporation	17,200	526,148
Oracle Corporation	19,100	567,270
QUALCOMM, Inc.	8,800	489,984
		5,625,534

Total Common Stocks (Cost $17,354,508)		$23,937,606

EXCHANGE-TRADED FUNDS - 1.2%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $251,200)	20,000	$292,400

MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.13% (b) (Cost $229,238)	229,238	$229,238

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS - 5.1%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 06/29/2012, due 07/02/2012, repurchase proceeds: $1,327,966 (Cost $1,327,965) (c)	$1,327,965	$1,327,965

Total Investments at Value - 99.8% (Cost $19,162,911)		$25,787,209

Other Assets in Excess of Liabilities - 0.2%		63,768

Net Assets - 100.0%		$25,850,977

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.
(c)	Repurchase agreement is fully collateralized by $1,263,585 FG #G11649, 4.50%, due 02/01/2020. The aggregate market value of the collateral at June 30, 2012 was $1,354,531.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.1%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$534,070
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	590,190
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	807,345
Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2018	1,000,000	1,053,870
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	874,073
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	587,810
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	468,004
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	561,860
5.00%, due 04/01/2025	500,000	607,265
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	287,857
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	428,060
5.00%, due 05/01/2022	430,000	516,013
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	572,875
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,034,390
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	588,170
Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
5.00%, due 03/01/2019,
prerefunded 03/01/2013 @ 100	215,000	221,884
5.00%, due 03/01/2019	785,000	805,740

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.1% (Continued)	Par Value	Value
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	$500,000	$564,225
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	774,331
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	312,695
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	572,725
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	538,410
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016,
prerefunded 04/01/2015 @ 100	250,000	280,198
5.00%, due 04/01/2016	250,000	279,577
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	248,245
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	608,180
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014	1,000,000	1,089,062
Richmond, Virginia, Public Improvement, Series A, GO,
5.00%, due 03/01/2024	280,000	342,037
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	1,000,000	1,103,852
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	368,226
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	533,190
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	547,440

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.1% (Continued)	Par Value	Value
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	$250,000	$289,280
University of Virginia, Revenue,
5.00%, due 06/01/2013	585,000	610,746
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	302,362
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	250,000	312,430
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	623,660
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 02/01/2017,
prerefunded 02/01/2014 @ 100	500,000	536,780
5.00%, due 04/01/2017	500,000	549,765
5.00%, due 03/01/2019	250,000	303,212
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	570,220
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	545,780
Virginia Small Business Financing Authority, Healthcare Facilities Revenue,
5.00%, due 11/01/2017	250,000	293,578
Virginia State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Note, Revenue, Series A,
5.00%, due 03/15/2023	500,000	614,725
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,092,400
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2012	185,000	185,790
Virginia State Public School Authority, Revenue
5.00%, due 08/01/2023	500,000	619,860

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)
VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.1% (Continued)	Par Value	Value
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	$585,000	$669,632
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	608,710
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	610,450
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	500,000	592,255
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	300,470

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $26,903,205)		$28,933,974

WASHINGTON, D.C. REVENUE BONDS - 1.9%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $507,952)	$500,000	$574,515

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (Cost $241,000)	10,000	$244,300

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 2.4%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $721,996)	721,996	$721,996

Total Investments at Value - 100.2% (Cost $28,374,153)		$30,474,785

Liabilities in Excess of Other Assets - (0.2%)		(46,219)

Net Assets - 100.0%		$30,428,566

ETM	- Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2012 (Unaudited)

1.	Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•           Level 1 – quoted prices in active markets for identical securities
•           Level 2 – other significant observable inputs
•           Level 3 – significant unobservable inputs

For example, fixed income securities, including municipal bonds, corporate bonds, and obligations of the U.S. Treasury and U.S. Government agencies, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2012, by security type:

	Level 1	Level 2	Level 3	Total

The Jamestown Balanced Fund:
Common Stocks	$11,618,216	$-	$-	$11,618,216
Exchange-Traded Funds	138,890	-	-	138,890
U.S. Treasury Obligations	-	1,172,469	-	1,172,469
Corporate Bonds	-	2,327,928	-	2,327,928
Mortgage-Backed Securities	-	713,897	-	713,897
Municipal Bonds	-	106,619	-	106,619
Money Market Funds	418,785	-	-	418,785
Repurchase Agreements	-	1,079,301	-	1,079,301
Total	$12,175,891	$5,985,399	$-	$18,161,290

The Jamestown Equity Fund:
Common Stocks	$23,937,606	$-	$-	$23,937,606
Exchange-Traded Funds	292,400	-	-	292,400
Money Market Funds	229,238	-	-	229,238
Repurchase Agreements	-	1,327,965	-	1,327,965
Total	$24,459,244	$1,327,965	$-	$25,787,209

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$29,508,489	$-	$29,508,489
Exchange-Traded Funds	244,300	-	-	244,300
Money Market Funds	721,996	-	-	721,996
Total	$966,296	$29,508,489	$-	$30,474,785

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedules of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended June 30, 2012, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of June 30, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2012:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$14,347,001	$19,258,246	$28,374,153

Gross unrealized appreciation	$4,141,536	$7,209,815	$2,105,535
Gross unrealized depreciation	(327,247)	(680,852)	(4,903)

Net unrealized appreciation	$3,814,289	$6,528,963	$2,100,632

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia.  The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	August 24, 2012

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	August 24, 2012

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	August 24, 2012

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	August 24, 2012

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, The Davenport Equity Opportunities
Fund and The Davenport Value & Income Fund)

Date	August 24, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 24, 2012

* Print the name and title of each signing officer under his or her signature.